Description of Business (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Mar. 31, 2017	Mar. 20, 2017	Jun. 08, 2017	Jun. 30, 2017
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol				NM
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings				63.80%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings				20.90%
General partner interest of Navios Holdings				2.00%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings				46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition				43.40%
Navios Midstream
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings				0.00%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings				9.90%
Trading Symbol				NMCI
Navios Containers | Private placement
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			$ 5,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			9.90%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
General partner interest of Navios Holdings	2.00%	2.00%